SHARE CAPITAL - Non-vested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Options
Non-vested at beginning of year	597,453	5,438
Granted	22,000	800,937
Vested	(204,978)	(199,297)
Forfeited and canceled	(9,275)	(9,625)
Non-vested at end of year	405,200	597,453
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 3.51	$ 10.7
Granted	1.23	3.25
Vested	3.46	3.94
Forfeited and canceled	3.68	3.79
Non-vested at end of period	$ 3.2	$ 3.51